Provisions and Other Liabilities - Current Provisions and Other Current Liabilities (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Current Provisions and Other Current Liabilities [abstract]
Taxes payable	€ 733	€ 1,180		€ 1,134
Employee-related liabilities	1,989	1,922		1,967
Restructuring provisions (see Note D.19.2.)	940	572		676
Interest rate derivatives (see Note D.20.)				2
Currency derivatives (see Note D.20.)	90	58		130
Amounts payable for acquisitions of non-current assets	497	387		451
Other current liabilities	5,112	5,093		5,824
Total	€ 9,361	€ 9,212	[1]	€ 10,184	[1]

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1.).